INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current taxes	$ 16,758	$ 7,891	$ 2,498
Taxes in respect of previous years	(794)	1,476	6
Deferred tax benefit	(1,525)	(2,758)	(3,114)
Taxes on income (benefit)	$ 14,439	$ 6,609	$ (610)